UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

California (0.3%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	$1,000,000	$385,860

			385,860
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	300,000	333,054

			333,054
Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/30	AA	100,000	115,682

			115,682
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A-	140,000	163,523

			163,523
Minnesota (95.0%)

Anoka Cnty., G.O. Bonds, Ser. A
5.00%, 2/1/24	Aa1	620,000	656,518
5.00%, 2/1/24	Aa1	470,000	517,235

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	300,000	301,701

Bloomington, G.O. Bonds (Indpt. School Dist. No. 271), Ser. A, 5.00%, 2/1/18	AA+	500,000	530,535

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4.00%, 2/1/21	AA+	500,000	536,760

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A
5.00%, 2/1/25 (Prerefunded 2/1/18)	Aa2	865,000	913,821
4.00%, 2/1/33	Aa2	500,000	564,195

Center City, Hlth. Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation)
5.00%, 11/1/44	A3	500,000	582,840
5.00%, 11/1/41	A3	700,000	770,602

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5.00%, 1/1/32	A2	1,000,000	1,149,560

Chaska, G.O. Bonds (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa2	500,000	629,935

Circle Pines, G.O. Bonds (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AA+	750,000	641,415

Cloquet, G.O. Bonds (Indpt. School Dist. No. 94), Ser. B, 5.00%, 2/1/27	Aa2	1,100,000	1,388,992

Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BBB-	345,000	377,892

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A
5.25%, 7/1/40	BB+	500,000	538,330
U.S. Govt. Coll., 5.125%, 7/1/33 (Prerefunded 7/1/23)	AAA/P	500,000	613,790

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	810,000	890,660
6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	440,000	483,815

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5.875%, 11/1/40	BBB-	500,000	528,415

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6.00%, 4/1/18	BBB+	220,000	220,422

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5.50%, 8/1/36	BB+	250,000	278,248

Ham Lake, Charter School Lease Rev. Bonds (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	530,645

Hennepin Cnty., G.O. Bonds, Ser. A, 5.00%, 12/1/41	AAA	500,000	631,860

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5.00%, 12/15/26	AA+	1,500,000	1,581,915
4.75%, 12/15/29	AAA	500,000	524,340

Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27(FWC)	Aa2	250,000	287,300

Jordan, School Bldg. G.O. Bonds (Indpt. School Dist. No. 717), Ser. A, 5.00%, 2/1/28	Aa2	1,000,000	1,198,710

Lakeville, G.O. Bonds (Indpt. School Dist. No. 194)
Ser. D, 5.00%, 2/1/21	Aa2	1,000,000	1,173,750
Ser. B, 4.00%, 2/1/27	Aa2	510,000	608,593

Maple Grove, G.O. Bonds, Ser. A, 5.00%, 2/1/22 (Prerefunded 2/1/17)	Aaa	1,500,000	1,525,635

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5.25%, 5/1/37	Baa1	1,500,000	1,527,570

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-2, 0.58%, 11/15/35	VMIG1	1,000,000	1,000,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5.25%, 8/15/35	A+	500,000	572,945

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5.00%, 1/1/35	AA-	1,000,000	1,119,460
Ser. B, 5.00%, 1/1/29	A+	910,000	1,072,744
Ser. B, 5.00%, 1/1/23	A+	730,000	875,686
Ser. B, 5.00%, 1/1/22	AA-	1,250,000	1,365,850

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	250,000	292,083

Minneapolis, Rev. Bonds
(National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	650,000	700,817
(YMCA of the Greater Twin Cities), 4.00%, 6/1/31	Baa1	100,000	112,520
(YMCA of the Greater Twin Cities), 4.00%, 6/1/27	Baa1	100,000	114,282

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5.00%, 3/1/29	Aa1	350,000	382,841

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5.00%, 2/1/28 (Prerefunded 2/1/18)	AA+	1,500,000	1,592,265
Ser. B, AGM, zero %, 2/1/23	AA+	2,350,000	1,772,018

MN Agricultural & Econ. Dev. Board Rev. Bonds (Essentia Hlth.), Ser. C-1, AGC, 5.00%, 2/15/30	AA	1,000,000	1,116,970

MN State G.O. Bonds
Ser. A, 5.00%, 8/1/35	Aa1	750,000	943,785
(Trunk Hwy.), Ser. B, 5.00%, 10/1/30	Aa1	1,000,000	1,180,940
Ser. A, 5.00%, 10/1/24	Aa1	490,000	583,169
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	11,961
(Trunk Hwy.), Ser. B, 4.00%, 8/1/26	Aa1	500,000	552,615

MN State Rev. Bonds
Ser. A, 5.00%, 6/1/38	AA	1,000,000	1,186,770
(Gen. Fund Appropriations), Ser. B, 5.00%, 3/1/29	AA	500,000	596,190

MN State College & U. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,171,830
4.00%, 10/1/25	Aa3	1,000,000	1,154,550

MN State Higher Ed. Fac. Auth. Rev. Bonds
(Bethel U.), Ser. 6-R, 5.50%, 5/1/37	BBB-/P	1,000,000	1,014,890
(U. of St. Thomas), Ser. 6-X, U.S. Govt. Coll., 5.25%, 4/1/39 (Prerefunded 4/1/17)	A2	500,000	513,515
(College of St. Scholastica, Inc.), Ser. H, 5.125%, 12/1/40	Baa2	750,000	809,595
(Carleton College), Ser. D, 5.00%, 3/1/40	Aa2	1,000,000	1,091,770
(U. of St. Thomas), Ser. 7-A, 5.00%, 10/1/39	A2	500,000	550,875
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa1	1,000,000	1,194,120
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	911,535
(St. Catherine U.), Ser. 7-Q, 5.00%, 10/1/32	Baa1	700,000	820,330
(Gustavus Adolfus College), Ser. 7-B, 5.00%, 10/1/31	A3	500,000	553,890
(College of St. Benedict), Ser. 7-M, 5.00%, 3/1/31	Baa1	300,000	336,402
(St. Johns U.), Ser. 8-H, 5.00%, 10/1/22	A2	500,000	605,355
(St. John's U.), Ser. 6-U, 4.75%, 10/1/33	A2	500,000	534,150
(St. Olaf College), Ser. 7-F, 4.50%, 10/1/30 (Prerefunded 10/1/19)	A1	750,000	834,698
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26(FWC)	A1	85,000	101,595
(College of St. Scholastica, Inc.), Ser. 7-R, 4.00%, 12/1/19	Baa2	200,000	215,272
(Macalester College), Ser. 7-S, 3.00%, 5/1/22	Aa3	415,000	447,138

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.)
Ser. E, 5.10%, 1/1/40	Aa1	595,000	624,482
Ser. L, 4.90%, 7/1/22	Aa1	1,370,000	1,386,947

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5.25%, 10/1/27	A2	1,000,000	1,046,300
Ser. A, 5.00%, 10/1/34	A2	150,000	179,183
5.00%, 10/1/33	A2	250,000	299,655
5.00%, 10/1/29	A2	350,000	439,156

MN State Pub. Fac. Auth. Rev. Bonds (Clean & Drinking Wtr. Revolving Fund), Ser. A, 5.00%, 3/1/30	Aaa	500,000	635,955

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3.50%, 1/1/46	Aa1	930,000	985,372

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.80%, 12/1/18	A/P	500,000	504,210

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	584,080

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6.50%, 10/1/47	BB/P	500,000	517,145
6.125%, 10/1/39	BB/P	315,000	325,241

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds

5.00%, 1/1/28	A3	250,000	312,750
Ser. A-2, 5.00%, 1/1/24	A3	500,000	574,275
Ser. A, AGC, 5.00%, 1/1/21	AA	1,000,000	1,052,970
Ser. A-1, 5.00%, 1/1/19	A3	500,000	547,795

Northfield, Hosp. Rev. Bonds
5.375%, 11/1/26	BBB	750,000	754,988
5.25%, 11/1/21	BBB	500,000	503,235

Olmsted Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/19	Aaa	955,000	1,030,435

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB+	400,000	423,744

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6.00%, 7/1/31	Aa2	1,150,000	1,154,508

Rochester, G.O. Bonds
(Waste Wtr.), Ser. A, 5.00%, 2/1/24	Aaa	1,000,000	1,202,270
(Indpt. School Dist. No. 535), Ser. A, 3.00%, 2/1/23	AA+	1,000,000	1,104,110

Rochester, Elec. Util. Rev. Bonds, Ser. B, 5.00%, 12/1/43	Aa3	1,000,000	1,179,730

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5.875%, 7/1/30	A-/F	1,000,000	1,162,600
(Mayo Clinic), Ser. D, 5.00%, 11/15/38	Aa2	500,000	565,710
(Mayo Clinic), Ser. E, 5.00%, 11/15/38	Aa2	750,000	848,565
(Olmsted Med. Ctr.), 5.00%, 7/1/33	A-/F	650,000	760,162
(Mayo Clinic), 4.00%, 11/15/41	Aa2	250,000	271,155

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic)
Ser. A, 0.56%, 11/15/38	Aa2	500,000	500,000
Ser. B, 0.56%, 11/15/38	VMIG1	1,000,000	1,000,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5.00%, 2/1/28	AA+	525,000	577,101

Rosemount, G.O. Bonds (Indpt. School Dist. No 196), Ser. A, 5.00%, 2/1/27	AA+	500,000	647,345

Saint Paul, G.O. Bonds (Indpt. School Bldg. & Dist. No. 625), Ser. B, 5.00%, 2/1/26	AA+	1,000,000	1,297,720

Sartell, G.O. Bonds (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa2	700,000	415,562

Shakopee, Hlth. Care Facs. Rev. Bonds (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	781,609
5.00%, 9/1/29	A-	250,000	297,583

Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.25%, 1/1/30 (Prerefunded 1/1/19)	A1	750,000	828,188
5.00%, 1/1/36	A1	500,000	606,570
NATL, zero %, 1/1/24	AA-	2,000,000	1,755,420

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.)
AGC, U.S. Govt. Coll., 5.375%, 5/1/31 (Prerefunded 5/1/19)	A1	1,000,000	1,121,520
Ser. A, 5.125%, 5/1/30	A1	30,000	34,034
Ser. A, U.S. Govt. Coll., 5.125%, 5/1/30 (Prerefunded 5/1/20)	AAA/P	470,000	541,924
Ser. A, 5.00%, 5/1/46	A1	1,500,000	1,817,648

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aaa	1,000,000	1,138,920
Ser. C, U.S. Govt. Coll., 5.75%, 7/1/30 (Prerefunded 7/1/18)	Aaa	1,000,000	1,090,560

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05%, 10/1/27	BB-/P	550,000	561,737
Ser. A, 5.00%, 8/1/35	A1	385,000	419,196
(SPCPA Bldg. Co.), 4.625%, 3/1/43	BBB-	350,000	369,964

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6.625%, 9/1/42	BBB-	250,000	286,815
Ser. A, 5.00%, 12/1/37	BBB-	500,000	551,730
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	267,835
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB+	500,000	532,630

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5.00%, 2/1/29	A-	1,000,000	1,084,760
(Allina Hlth. Syst.), Ser. A, NATL, 5.00%, 11/15/19	Aa3	1,000,000	1,051,300

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/33	A2	1,000,000	1,195,860

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5.00%, 11/15/40	BBB-	650,000	773,864

St. Paul, Metro. Council Area G.O. Bonds (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,283,453

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4.50%, 3/1/27	AA+	1,305,000	1,328,125

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	750,000	751,493

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	200,000	178,200

U. of MN Rev. Bonds, Ser. A
5.75%, 7/1/17 (Escrowed to maturity)	AA	1,160,000	1,209,045
5.50%, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,167,210
5.25%, 12/1/30	Aa1	1,000,000	1,174,010
5.00%, 4/1/41	Aa1	1,000,000	1,244,320
5.00%, 4/1/35	Aa1	1,000,000	1,258,110

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/32	Aa3	500,000	623,095
5.00%, 1/1/31	Aa3	1,000,000	1,225,420
5.00%, 1/1/30	Aa3	1,000,000	1,198,240

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5.00%, 2/1/21	Aa3	1,000,000	1,171,860

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group), 5.00%, 7/1/34	BBB	400,000	432,644

Woodbury, G.O. Bonds, Ser. A, 3.00%, 2/1/22	AAA	780,000	852,376

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5.00%, 12/1/32	BBB-	220,000	243,483
5.00%, 12/1/27	BBB-	210,000	233,400

			110,812,027
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	260,000	304,395

			304,395
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/33	Baa1	100,000	116,802

			116,802
North Carolina (0.5%)

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.25%, 10/1/37	BB/P	500,000	564,995

			564,995
Ohio (0.7%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, 5.00%, 11/15/23	A-/F	150,000	183,941

OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/48	A1	250,000	291,335

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	250,000	295,745

			771,021
Pennsylvania (0.2%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5.00%, 1/1/38	BBB+/F	250,000	288,350

			288,350
Puerto Rico (0.2%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	AA-	1,000,000	203,810

			203,810
Texas (0.3%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	250,000	288,498

			288,498
Virginia (0.2%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	225,000	263,025

			263,025
Wisconsin (0.2%)

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	250,000	276,790

			276,790
TOTAL INVESTMENTS

Total investments (cost $107,130,593)(b)			$114,887,832

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $116,631,456.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $107,115,272, resulting in gross unrealized appreciation and depreciation of $7,794,360 and $21,800, respectively, or net unrealized appreciation of $7,772,560.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.5%
	Local debt	18.4
	Education	18.2
	Prerefunded	13.0
	Utilities	11.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$114,887,832	$—

Totals by level	$—	$114,887,832	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016